Discontinued Operation (Composition of Discontinued Operation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 9,243	$ 18,054	$ 15,148
Cost of revenues	7,510	15,377	13,465
Gross profit	1,733	2,677	1,683
Research and development costs	1,118	1,160	1,517
Selling, general, and administrative expenses	1,331	2,256	1,807
Loss on realization of shareholdings	740
Operating profit	(1,456)	(739)	(1,641)
Financial expenses (income), net	1	185	(53)
Loss before provision for income taxes	(1,457)	(924)	(1,588)
Provision for income taxes	12	191	143
Net loss	$ (1,469)	$ (1,115)	$ (1,731)